Business combination (Details 1) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
Revenue	$ 3,443,594	$ 6,437,248
Net loss	$ (1,608,992)	$ (244,714)